Long-term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term Debt

8. Long-term Debt:

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2024 and 2025, are analyzed as follows:

	As of December 31,
Vessel (Borrower)	2024	2025
(a) “Pyxis Theta” (Seventhone)	$10,150	$14,750
(b) “Pyxis Karteria” (Tenthone)	12,800	11,600
(c) “Pyxis Lamda” (Eleventhone)	15,663	18,600
(d) “Konkar Ormi” (Dryone Corp.)	17,100	15,900
(e) “Konkar Asteri” (Drytwo Corp.)	13,600	12,400
(f) “Konkar Venture” (Drythree Corp.)	15,870	14,610
Total principal balance (gross)	$85,183	$87,860

The vessel-by-vessel amounts represent outstanding principal balances (gross). Long-term debt is presented in the Consolidated Balance Sheets net of unamortized deferred financing costs, as reconciled below.

	As of December 31,
	2024	2025
Principal balance (gross) - Current portion	$7,787	$8,160
Less current portion of unamortized deferred financing costs	(226)	(193)
Current portion of long-term debt, net of unamortized deferred financing costs	$7,561	$7,967

Principal balance (gross) - Non-current portion	$77,396	$79,700
Less non-current portion of unamortized deferred financing costs	(433)	(421)
Long-term debt, net of current portion and unamortized deferred financing costs	$76,963	$79,279

Summarized:
Principal balance (gross)	$85,183	$87,860
Less unamortized deferred financing costs (current and non-current)	(659)	(614)
Long-term debt, net of deferred financing costs (as presented in the Consolidated Balance Sheets)	$84,524	$87,246

(a) On December 17, 2025, Seventhone Corp. (“Seventhone”), which owns the Pyxis Theta, refinanced its secured loan with the existing lender, Alpha Bank S.A., in an amount of $14,750. The amended facility has a five-year maturity, provides for quarterly principal repayments of $450, and bears interest at Term SOFR plus a margin of 1.90% (previously priced at SOFR plus a margin of 2.40%). Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first priority mortgage on the Pyxis Theta, and includes customary covenants, including minimum liquidity and a minimum security cover ratio, or MSC.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

8. Long-term Debt: – Continued:

As of December 31, 2024 and December 31, 2025, the outstanding balance was $10,150 and $14,750, respectively. As of December 31, 2025, the outstanding balance was repayable in 20 consecutive quarterly installments of $450 each, with the first installment due in March 2026, and the last installment accompanied by a balloon payment of $5,750 due in December 2030.

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the corporate guarantor’s total liabilities to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the Pyxis Theta, without the lender’s prior written consent, and at least 25% of the shares and voting rights in the corporate guarantor shall remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(b) On March 13, 2023, Tenthone Corp. (“Tenthone”), which owns the Pyxis Karteria, refinanced its indebtedness with the existing lender, Piraeus Bank S.A., through a $15,500 five-year secured loan. The facility provides for quarterly principal repayments of $300 and bears interest at SOFR plus a margin of 2.70%. Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first priority mortgage on the Pyxis Karteria, and includes customary covenants, including minimum liquidity and a minimum security cover ratio.

As of December 31, 2024 and December 31, 2025, the outstanding balance was $12,800 and $11,600, respectively. As of December 31, 2025, the outstanding balance was repayable in 9 consecutive quarterly installments of $300 each, with the last installment accompanied by a balloon payment of $8,900 due in March 2028.

Covenants:

●	The borrower undertakes to maintain with the bank an average deposit balance of at least $900, which is reduced to an average of $500 after six months.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of cash, cash equivalents and Promissory Note, if any) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2 million and (ii) 3% of the total debt excluding Promissory Note, if any.

(c) On December 17, 2025, Eleventhone Corp. (“Eleventhone”), which owns the Pyxis Lamda, refinanced its secured loan with the existing lender, Alpha Bank S.A., in an amount of $18,600. The amended facility has a five-year maturity, provides for quarterly principal repayments of $375, and bears interest at Term SOFR plus a margin of 1.90% (previously priced at SOFR plus a margin of 2.40% following the July 30, 2024 margin reduction). Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first priority mortgage on the Pyxis Lamda, and includes customary covenants, including minimum liquidity and a minimum security cover ratio.

As of December 31, 2024 and December 31, 2025, the outstanding balance of the loan relating to Pyxis Lamda was $15,663 and $18,600, respectively. As of December 31, 2025, the outstanding balance was repayable in 20 consecutive quarterly installments of $375 each, with the first installment due in March 2026, and the last installment accompanied by a balloon payment of $11,100 due in December 2030.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

8. Long-term Debt: – Continued:

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $750 at all times, (which reduced to the amount of $500, upon receipt of time charter employment for a period of at least six months).
●	The ratio of the corporate guarantor’s total liabilities to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Eleventhone or of the Company or any share therein or the Pyxis Lamda, without the lender’s prior written consent, and at least 25% of the shares and voting rights in the corporate guarantor shall remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

(d) In connection with the acquisition of the Konkar Ormi, Dryone Corp. entered into a $19,000 five-year secured loan agreement with Piraeus Bank S.A., on September 11, 2023. The facility provides for quarterly principal repayments of $300 and bears interest at SOFR plus a margin of 2.35%. Standard collateral interests and customary covenants are incorporated in this facility. The facility is secured by, among other things, a first priority mortgage on the Konkar Ormi, and includes customary covenants, including minimum liquidity and a minimum security cover ratio.

As of December 31, 2024 and December 31, 2025, the outstanding balance of the loan relating to the Konkar Ormi was $17,100 and $15,900, respectively. As of December 31, 2025, the outstanding balance was repayable in 11 consecutive quarterly installments of $300 each, with the last installment accompanied by a balloon payment of $12,600 due in September 2028.

Covenants:

●	The borrower undertakes to maintain with the bank an average deposit balance of at least $300 for the preceding six month period, first tested on December 31, 2024, and semi-annually thereafter.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of cash, cash equivalents and Promissory Note, if any) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2,000 and (ii) 3% of the total debt excluding Promissory Note, if any.

(e) In connection with the acquisition of the Konkar Asteri, Drytwo Corp. entered into a $14,500 five-year secured loan agreement with Alpha Bank S.A., on February 15, 2024. The facility provides for quarterly principal repayments of $300 and bears interest at SOFR plus a margin of 2.35% per annum. Standard collateral interests and customary covenants are incorporated in this facility. The facility includes customary covenants, including minimum liquidity and a minimum security cover ratio (“MSC”).

As of December 31, 2024 and December 31, 2025, the outstanding balance was $13,600 and $12,400, respectively. As of December 31, 2025, the outstanding balance was repayable in 13 consecutive quarterly installments of $300 each, with the last installment accompanied by a balloon payment of $8,500 due in February 2029.

Covenants:

●	The borrower undertakes to maintain minimum deposit with the bank of $350 at all times,
The ratio of the corporate guarantor’s total liabilities to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrowers are entitled to distribute dividends to Pyxis.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the borrower and the corporate guarantor or any share therein or the Konkar Asteri, as a result of which less than 100% of the shares and voting rights in each borrower are owned by the corporate guarantor or less than 25% of the shares and voting rights in the corporate guarantor will remain in the ultimate legal and beneficial ownership of the beneficial shareholders.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

8. Long-term Debt: – Continued:

(f) In end of June 2024, the Company acquired the 2015 Chinese built Kamsarmax dry-bulk carrier Konkar Venture. Upon delivery of the dry-bulk carrier, on June 28, 2024, Drythree entered into a $16,500 five-year secured loan agreement with Piraeus Bank S.A., on June 28, 2024 for the purpose of financing the vessel acquisition. The facility provides for quarterly principal repayments of $315 and bears interest at SOFR plus a margin of 2.15%. Standard collateral interests and customary covenants are incorporated in this facility. The facility includes customary covenants, including minimum liquidity and a minimum security cover ratio (“MSC”).

As of December 31, 2024 and December 31, 2025, the outstanding balance was $15,870 and $14,610, respectively. As of December 31, 2025, the outstanding balance was repayable in 14 consecutive quarterly installments of $315 each, with the last installment accompanied by a balloon payment of $10,200 due in June 2029.

Covenants:

●	The borrower undertakes to maintain with the bank an average deposit balance of at least $300 for the preceding six month period, first tested on December 31, 2024, and semi-annually thereafter.
●	The ratio of the corporate guarantor’s total liabilities (exclusive of cash, cash equivalents and Promissory Note, if any) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the borrower is entitled to distribute dividends to Pyxis.
●	MSC is to be at least 130% of the respective outstanding loan balance.
●	Minimum cash and cash equivalent shall not be less than the greater of (i) $2,000 and (ii) 3% of the total debt excluding Promissory Note, if any.

Amounts presented in Restricted cash, non-current, in the Consolidated Balance Sheets related to minimum cash deposits required to be maintained under the Company’s debt agreements.

The annual principal payments required to be made after December 31, 2025, are as follows:

To December 31,	Amount
2026	$8,160
2027	8,160
2028	28,460
2029	22,930
2030	20,150
Total	$87,860

As of December 31, 2025, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements described above.

Total interest expense on long-term debt and the Promissory Note (see Note 3) for the years ended December 31, 2023, 2024 and 2025, amounted to $5,552, $6,259 and $5,477, respectively, and is included in Interest and finance costs (Note 14) in the accompanying Consolidated Statements of Comprehensive Income. The Company’s weighted average interest rate (including the applicable margin) for the years ended December 31, 2023, 2024 and 2025, was 8.21%, 7.73% and 6.59% per annum, respectively. The 2023 weighted average interest rate included the effect of the Promissory Note discussed in Note 3.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

8. Long-term Debt: – Continued:

Unfunded commitments — “Hunting License” facility

On July 30, 2025, the Company entered into a commitment with Piraeus Bank S.A. for a “hunting license” loan facility of up to $45,000 to finance the potential acquisition of up to two vessels consisting of product tankers between 45-115K dwt. and/or dry bulk carriers between 60-85K dwt. Advances of up to 62.5% of a vessel’s purchase price may be drawn during a period of up to 18 months after the closing of the facility, with the remaining purchase consideration expected to be funded from cash on hand. Borrowings under the facility would bear interest at SOFR plus an average margin of 1.90%, and each advance would be amortized on a quarterly basis over five years from drawdown. The facility would be secured by, among other things, any vessels acquired with its proceeds and includes customary financial and other covenants. The Company is required to pay a nominal commitment fee to the lender during the drawdown availability period, and such fee was accrued as of December 31, 2025. No amounts were drawn under the facility as of December 31, 2025.